Executive and Supervisory Board Compensation	12 Months Ended
Dec. 31, 2020
Executive and Supervisory Board Compensation
Executive and Supervisory Board Compensation

(G.5) Executive and Supervisory Board Compensation

y Accounting Policy

The share-based payment amounts disclosed below in the table “Executive Board Compensation” are based on the grant date fair value of the share units in the respective year. In 2020, share units were issued to the Executive Board members under the LTI 2020 and in 2019 and 2018 under the LTI 2016 Plan.

In the table “Share-Based Payment for Executive Board Members,” the share-based payment expense is the amount recorded in profit or loss under IFRS 2 (Share-Based Payment) in the respective period.

The total compensation of the Executive Board members for each of the years 2020, 2019, and 2018 was as follows:

Executive Board Compensation

€ thousands	2020	2019	2018
Short-term employee benefits	5,094	17,378	18,652
Share-based payment[1]	23,095	32,393	23,646
Subtotal[1]	28,189	49,771	42,298
Post-employment benefits	488	2,825	1,106
Thereof defined-benefit	487	2,056	250
Thereof defined-contribution	1	769	856
Total[1]	28,677	52,596	43,404

[1] Portion of total executive compensation allocated to the respective year

Share-Based Payment for Executive Board Members

	2020	2019	2018
Number of share units granted	201,690	344,047	295,178
Total expense in € thousands	11,173	44,447	8,054

The defined benefit obligation (DBO) for pensions to Executive Board members and the annual pension entitlement of the members of the Executive Board on reaching age 62 based on entitlements from performance-based and salary-linked plans were as follows:

Retirement Pension Plan for Executive Board Members

€ thousands	2020	2019	2018
DBO 12/31	3,520	5,497	3,441
Annual pension entitlement	98	215	192

The total annual compensation of the Supervisory Board members is as follows:

Supervisory Board Compensation

€ thousands	2020	2019	2018
Total compensation	3,755	3,770	3,702
Thereof fixed compensation	3,149	3,218	3,162
Thereof committee remuneration	606	553	540

The Supervisory Board members do not receive any share-based payment for their services. As far as members who are employee representatives on the Supervisory Board receive share-based payment, such compensation is for their services as employees only and is unrelated to their status as members of the Supervisory Board.

Payments to/DBO for Former Executive Board Members

€ thousands	2020	2019	2018
Payments	3,010	2,081	2,054
DBO 12/31	44,043	44,306	38,374

SAP did not grant any compensation advance or credit to, or enter into any commitment for the benefit of, any member of the Executive Board or Supervisory Board in 2020, 2019, or 2018.